Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Trade and other receivables	$ 10,458	$ 9,193
Intangible assets	103,345	74,041
Property, plant and equipment	37,528	26,696
Investments	566	278
Investments in associates	86	58
Total non-current assets	151,983	110,266
Current assets
Inventories	60,954	50,610
Trade and other receivables	93,670	18,180
Cash and cash equivalents	1,044,786	384,002
Total current assets	1,199,410	452,792
Total assets	1,351,393	563,058
Equity
Share capital	11,994	9,298
Share premium	772,300	677,674
Merger reserve	783,529	0
Foreign exchange reserve	(23,509)	633
Other reserves	67,474	38,475
Accumulated losses	(483,357)	(329,177)
Equity attributable to owners of the parent	1,128,431	396,903
Non-controlling interests	0	0
Total equity	1,128,431	396,903
Non-current liabilities
Provisions	13,462	5,142
Other liabilities	15,342	5,123
Total non-current liabilities	28,804	10,265
Current liabilities
Trade and other payables	194,158	136,744
Other liabilities		19,146
Total current liabilities	194,158	155,890
Total liabilities	222,962	166,155
Total equity and liabilities	$ 1,351,393	$ 563,058